Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.7%
Alabama—0.6%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$1,500	$1,801
Arizona—2.0%
Salt River Project Agricultural Improvement & Power District Revenue
5.000%, 1/1/30	1,750	2,303
5.000%, 12/1/32	3,020	3,554
		5,857

California—8.0%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 10/1/20 5.000%, 10/1/35	5,725	7,084
California, State of,
General Obligation 5.000%, 8/1/29	4,000	4,854
General Obligation 5.000%, 4/1/37	4,000	4,522
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,376
Riverside Unified School District, General Obligation 4.000%, 8/1/34	1,000	1,130
San Diego Association of Governments Revenue 5.000%, 11/15/25	1,000	1,149
Santa Monica-Malibu Unified School District,
General Obligation (Pre-Refunded 8/1/23 @ 100) 5.000%, 8/1/39	400	452
General Obligation (Pre-Refunded 8/1/23 @ 100) 5.000%, 8/1/43	1,500	1,693
		23,260

Colorado—1.0%
Pueblo county School District No. 60 General Obligation (State AID Withholding Insured) 5.000%, 12/15/32	2,115	2,766
Connecticut—3.2%
Connecticut, State of, Health & Educational Facilities Authority Revenue 5.000%, 7/1/29	7,000	9,191
District of Columbia—1.2%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,466
Florida—1.0%
Greater Orlando Aviation Authority Revenue 5.000%, 10/1/25	2,500	2,872
Georgia—1.8%
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/31	1,000	1,246
Forsyth County School District
General Obligation 5.000%, 2/1/29	500	651
General Obligation 5.000%, 2/1/30	720	954
	Par Value	Value

Georgia—continued
General Obligation 5.000%, 2/1/31	$500	$658
General Obligation 5.000%, 2/1/37	1,250	1,612
		5,121

Hawaii—1.8%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	66
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	175
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	4,920
		5,161

Illinois—1.9%
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/26	2,000	2,271
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	3,211
		5,482

Maryland—5.8%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	3,209
Maryland, State of, General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,428
Montgomery County, General Obligation 5.000%, 11/1/27	3,000	3,501
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,744
		16,882

Minnesota—3.5%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,489
Minnesota, State of, General Obligation 5.000%, 8/1/29	4,000	4,764
		10,253

New York—7.5%
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,221
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	6,400	6,789
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,515
New York State Dormitory Authority,
5.000%, 2/15/30	1,015	1,328
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,853
See Notes to Schedule of Investments

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

New York—continued
Sales Tax Revenue (Pre-Refunded 3/15/23 @ 100) 5.000%, 3/15/29	$4,500	$5,013
		21,719

North Carolina—1.9%
Charlotte, City of, Water & Sewer System Revenue 3.710%, 7/1/36(2)	2,950	2,950
County of Mecklenburg, General Obligation 5.000%, 3/1/28	2,000	2,561
		5,511

North Dakota—1.2%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,478
Ohio—4.6%
Ohio, State of,
General Obligation 5.000%, 6/15/32	7,735	9,236
General Obligation 5.000%, 5/1/36	3,500	4,250
		13,486

Oregon—1.1%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,243
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	874
5.000%, 7/1/30	1,000	1,163
		3,280

Pennsylvania—2.9%
Commonwealth of Pennsylvania, General Obligation 5.000%, 3/15/28	3,775	4,394
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,887
5.000%, 7/1/23	2,000	2,191
		8,472

Tennessee—1.9%
Tennessee, State of,
General Obligation 5.000%, 8/1/28	1,595	1,899
General Obligation 5.000%, 9/1/30	3,005	3,769
		5,668

Texas—13.8%
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,355
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	638
Northwest Independent School District,
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,047
	Par Value	Value

Texas—continued
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	$5,785	$6,757
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	6,240	7,611
San Antonio, City of, General Obligation 5.000%, 8/1/28	1,000	1,285
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,204
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,091
Texas, State of, General Obligation 5.000%, 8/1/27	5,425	6,257
Travis County, General Obligation 5.000%, 3/1/29	1,750	2,270
Trinity River Authority Central Regional Wastewater System Revenue 5.000%, 8/1/25	1,250	1,486
		40,001

Virginia—11.6%
County of Fairfax,
General Obligation (State AID Withholding Insured) 5.000%, 10/1/28	1,000	1,297
General Obligation (State AID Withholding Insured) 5.000%, 10/1/29	10,925	14,477
County of Henrico, General Obligation (State AID Withholding Insured) 5.000%, 8/1/26	3,165	3,895
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,708
Virginia Resources Authority Revenue 5.000%, 10/1/29	6,920	8,263
		33,640

Washington—16.9%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,894
5.000%, 7/1/34	8,000	9,329
Seattle, City of, Washington Municipal Light & Power Revenue
5.000%, 4/1/25	3,450	4,071
5.000%, 4/1/26	3,875	4,699
University of Washington
5.000%, 4/1/27	700	838
5.000%, 4/1/28	2,000	2,446
5.000%, 4/1/29	1,750	2,183
5.000%, 4/1/30	1,000	1,272
5.000%, 4/1/31	750	950
5.000%, 4/1/32	500	631
Washington Higher Education Facilities Authority 4.100%, 10/1/29(2)	4,600	4,600
Washington, State of,
General Obligation 5.000%, 6/1/29	1,250	1,568
General Obligation 5.000%, 8/1/29	2,045	2,549
General Obligation 5.000%, 2/1/30	5,000	5,989
General Obligation 5.000%, 6/1/33	500	629

See Notes to Schedule of Investments

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Washington—continued
General Obligation 5.000%, 6/1/36	$1,000	$1,246
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	3,880	4,078
		48,972

Wisconsin—0.5%
Wisconsin, State of, General Obligation 1.775%, 5/1/24	1,500	1,514
Total Municipal Bonds (Identified Cost $273,375)		277,853

Total Long-Term Investments—95.7% (Identified Cost $273,375)		277,853

	Shares
Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)	868,234	868
Total Short-Term Investment (Identified Cost $868)		868

TOTAL INVESTMENTS—96.0% (Identified Cost $274,243)		$278,721
Other assets and liabilities, net—4.0%		11,591
NET ASSETS—100.0%		$290,312
Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At March 31, 2020, 18.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$277,853	$—	$277,853
Money Market Mutual Fund	868	868	—
Total Investments	$278,721	$868	$277,853
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4